Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets
	June 30, 2022	December 31, 2021
	(Unaudited)

Customer relationship	$164,226	$172,614
License	2,075,215	2,181,213
Non-Compete Agreements	2,567,892	2,699,056
Less: Accumulated amortization	2,287,842	1,929,489
	$2,519,491	$3,123,394

Schedule of amortization expenses
2023	$424,747
2024	103,761
2025	103,761
2026	103,761
2027	103,761
Thereafter	207,522
$1,047,313